ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - Movements in the allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movements in the allowance for doubtful accounts
Balance at the beginning of the year	¥ (2,151,271)	¥ (1,122,218)	¥ (460,962)
Reversal/(Additions)	76,184	(1,216,517)	(745,043)
Write-offs	123,668	187,464	83,787
Balance at the end of the year	¥ (1,951,419)	¥ (2,151,271)	¥ (1,122,218)